Summary of Significant Accounting Policies - Net income (loss) per share (Details) - $ / shares		3 Months Ended		6 Months Ended	9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Class A Ordinary shares
Denominator:
Basic and diluted earnings per ordinary share		$ 0.10			$ (0.17)
Basic and diluted weighted average shares outstanding		27,600,000			26,589,011
Class A Common Stock Subject to Redemption
Denominator:
Basic and diluted earnings per ordinary share	[1],[2]			$ (0.01)
Basic and diluted weighted average shares outstanding				6,000,000
Class B Ordinary shares
Denominator:
Basic and diluted earnings per ordinary share		$ 0.10	$ 0.00		$ (0.17)
Basic and diluted weighted average shares outstanding		6,900,000	6,000,000		6,867,033

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).